Share-based payments - MIP I, movement in share options (Details) - MIP I	12 Months Ended
	Dec. 31, 2017 MXN ($) EquityInstruments	Dec. 31, 2016 MXN ($) EquityInstruments
Share-based payments
Outstanding at beginning of the year (shares) | EquityInstruments	12,557,857	15,857,856
Exercised during the year (shares) | EquityInstruments	(120,000)	(3,299,999)
Outstanding at end of the year (shares) | EquityInstruments	12,437,857	12,557,857
Outstanding at beginning of the year (Exercise price)	$ 5.31	$ 5.31
Exercised during the year (Exercise price)	5.31	5.31
Outstanding at end of the year (Exercise price)	5.31	5.31
Outstanding at beginning of the year (Total)	66,733,000	84,269,000
Exercised during the year (Total)	(638,000)	(17,536,000)
Outstanding at end of the year (Total)	$ 66,095,000	$ 66,733,000